Other operating expenses (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating expenses
Impairment loss (see Note 7)	$ 28.5	$ 28.5
Sundry		0.8	$ 0.9	$ 1.0
Total Other Operating Expenses		$ 29.3	$ 0.9	$ 1.0